Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets	Prepayments and Other Current Assets
The prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020
	(US$)
Employee advances(1)	$15,885	$2,186,438
Interest receivables	—	1,446,414
VAT recoverable(2)	776,141	1,352,594
Prepayments(3)	419,376	1,218,771
Proceeds receivable for employee share option exercises	—	611,745
Restricted cash	80,000	80,000
Others	89,635	562,870
	$1,381,037	$7,458,832

(1)Employee advances are primarily loans to employees that are business related or taxes paid on behalf of employees related to their options. The interest associated with these loans are based on the one year risk-free interest rate stipulated by the People’s Bank of China, and the loan plus interest will be repaid by the employee within one year.
(2)VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
(3)Prepayments are primarily related to prepayments for company events, prepaid rental expenses and other deposits.